Mineral property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	$ 77,817
Ending balance	87,493	$ 77,817
Net book value	87,493	77,817
Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,281
Ending balance	3,194	2,281
Net book value	3,194	2,281
Mining property [member]
IfrsStatementLineItems [Line Items]
Beginning balance	45,285
Ending balance	46,775	45,285
Net book value	46,775	45,285
Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	27,483
Ending balance	31,587	27,483
Net book value	31,587	27,483
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	974
Ending balance	1,535	974
Net book value	1,535	974
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,683
Ending balance	4,151	1,683
Net book value	4,151	1,683
Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	111
Ending balance	251	111
Net book value	251	111
Total [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	77,817
Ending balance	87,493	77,817
Net book value	87,493	77,817
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,100
Ending balance	3,700	2,100
Net book value	3,700	2,100
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	84,344	68,104
Additions	14,804	16,227
Adjustment to reclamation provision	(82)	150
Disposals		(137)
Ending balance	99,066	84,344
Net book value	99,066	84,344
Gross carrying amount [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,281	1,864
Additions	913	417
Adjustment to reclamation provision
Disposals
Ending balance	3,194	2,281
Net book value	3,194	2,281
Gross carrying amount [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Beginning balance	48,161	41,202
Additions	4,839	6,809
Adjustment to reclamation provision	(82)	150
Disposals
Ending balance	52,918	48,161
Net book value	52,918	48,161
Gross carrying amount [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	29,948	23,063
Additions	4,562	6,885
Adjustment to reclamation provision
Disposals
Ending balance	34,510	29,948
Net book value	34,510	29,948
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,041	1,624
Additions	1,003	417
Adjustment to reclamation provision
Disposals
Ending balance	3,044	2,041
Net book value	3,044	2,041
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,721	203
Additions	3,326	1,655
Adjustment to reclamation provision
Disposals		(137)
Ending balance	5,047	1,721
Net book value	5,047	1,721
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	192	148
Additions	161	44
Adjustment to reclamation provision
Disposals
Ending balance	353	192
Net book value	353	192
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,527	4,045
Depreciation	5,046	2,619
Transfers		(137)
Ending balance	11,573	6,527
Accumulated depreciation and amortisation [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Depreciation
Transfers
Ending balance
Accumulated depreciation and amortisation [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,876	899
Depreciation	3,267	1,977
Transfers
Ending balance	6,143	2,876
Accumulated depreciation and amortisation [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,465	2,138
Depreciation	458	327
Transfers
Ending balance	2,923	2,465
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,067	828
Depreciation	442	239
Transfers
Ending balance	1,509	1,067
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	38	119
Depreciation	858	56
Transfers		(137)
Ending balance	896	38
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	81	61
Depreciation	21	20
Transfers
Ending balance	$ 102	$ 81